Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	$ 0
Amortization of net (losses) gains	10
Foreign Pension Plans, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2
Amortization of net (losses) gains	10
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)
Amortization of net (losses) gains	(1)
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0
Amortization of net (losses) gains	0
United States Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)
Amortization of net (losses) gains	9
Non-U.S. Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2
Amortization of net (losses) gains	$ 10